REVENUE RECOGNITION	3 Months Ended
Mar. 31, 2015
Notes to Financial Statements
Note 19 - REVENUE RECOGNITION

The Company generates revenue principally from the sale of electronic products accessories, including mobile phones, selfie-sticks and smart watches and providing of internet services. The Company sells its products through retail, wholesale and online store. We recognize revenue when the sales price is fixed or determinable, collection is reasonably assured and the customer takes possession of the merchandise, or in the case of services, the service has been provided. Revenue is recognized for store sales when the customer receives and pays for the merchandise. For online sales, we defer revenue and the related product costs for shipments that are in-transit to the customer and recognize revenue at the time the customer receives the product. Online customers typically receive goods within a few days of shipment. Revenue from merchandise sales and services is reported net of sales returns. We recognized revenue of $58,965 and $0 during the three month period ended March 31, 2015 and 2014.